Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
SPDR Nuveen S&P Short Duration High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen S&P Short Duration High Yield ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen S&P Short Duration High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P Short Duration Municipal Yield Index and to provide income that is exempt from federal income taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of the Fund's Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of the Fund's Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the [S& P Short Duration Municipal Yield Index] (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days' notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to measure the performance of both high yield and investment grade municipal bonds in the short duration range of 1 to 12 years maturity. Municipal bonds are issued by U.S. states and territories or local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes. The Index is a sub-set of the S&P Municipal Bond Index and includes publicly issued U.S. dollar denominated, fixed rate, municipal bonds (including private activity bonds) that have a remaining maturity or call date greater than or equal to one calendar month and have a minimum outstanding amount of $2 million. The Index consists of bonds from the S&P Municipal Bond Index in the following proportions: (i) 10% of the market value of the Index is comprised of bonds rated between AA+ and AA- by Standard & Poor's (“S&P”), Aa3 and Aa1 by Moody's Investors Service, Inc. (“Moody's”), or AA+ and AA by Fitch Inc. (“Fitch”); (ii) 10% of the market value of the Index is comprised of bonds rated between A+ and A-, A3 and A1, or A+ and A- by S&P, Moody's or Fitch, respectively; (iii) 20% of the market value of the Index is comprised of bonds rated between BBB+ and BBB-, Baa3 and Baa1, or BBB+ or BBB- by S&P, Moody's or Fitch, respectively and (iv) 60% of the market value of the Index is comprised of bonds that are either non-rated or have a rating no higher than BB+, Ba1 or BB+ by S&P, Moody's or Fitch, respectively. For the avoidance of doubt, the lowest rating is used in determining if a bond is eligible for the Index. All bonds must have an effective maturity, as measured from the first business day of the month, which is greater than or equal to one month and less than 12 years. The Index is reviewed and rebalanced monthly, on the last business day of each month. Bonds that are pre-refunded, escrowed to maturity or defaulted are not included in the Index.] As of [ ] there were approximately [ ] issues included in the Index and the modified adjusted duration of securities in the Index was approximately [ ] years.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund. The Fund's Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

High Yield Securities Risk: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC, respectively, or unrated securities considered to be of equivalent quality by the Sub-Adviser, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated debt securities. They are usually issued by entities without long track records of sales and earnings, or by entities with questionable credit strength. The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities without taking a discount, which could be significant. High yield securities also may present greater credit risk because such securities may be issued in connection with corporate restructuring by highly leveraged issuers or may not be current in the payment of interest or principal or in default.

Private Activity Bonds Risk: Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place limitations on the size of such issues. The credit and quality of private activity bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor). The Fund's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

Political Risk: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Tax Exemption Risk: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

Non-Diversified Investment Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund. The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Investment Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations as of the date of this prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations as of the date of this prospectus.
SPDR Nuveen S&P Short Duration High Yield Municipal Bond ETF | SPDR Nuveen S&P Short Duration High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets
Year 1	rr_ExpenseExampleYear01
Year 3	rr_ExpenseExampleYear03

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund's Board of Trustees has determined that no such payments will be made through at least October 31, 2015.
[2]	Other expenses are based on estimated amounts for the current fiscal year.